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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Portfolio
ING MidCap Opportunities Portfolio
ING SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Australia: 2.3%
90,474	National Australia Bank Ltd.	$1,921,787	1.3
76,756	Westpac Banking Corp.	1,486,397	1.0
		3,408,184	2.3
	Brazil: 1.1%
132,200	Banco do Brasil S.A.	1,711,340	1.1

	Canada: 4.5%
10,600	Agnico-Eagle Mines Ltd.	633,734	0.4
43,800	Barrick Gold Corp.	2,043,270	1.4
23,700	National Bank Of Canada	1,580,679	1.0
34,900	Toronto Dominion Bank	2,484,198	1.7
		6,741,881	4.5
	China: 1.0%
2,366,000	China Construction Bank	1,431,042	1.0

	Denmark: 0.9%
23,081	Carlsberg A/S	1,367,763	0.9

	Finland: 1.4%
81,050	Sampo OYJ	2,035,767	1.4

	France: 9.4%
72,999	Accor S.A.	1,943,820	1.3
47,319	Alstom	1,558,613	1.1
37,286	Capgemini S.A.	1,239,702	0.8
29,076	Carrefour S.A.	662,117	0.4
33,999	Cie Generale des Etablissements Michelin	2,033,404	1.4
50,460	Sanofi-Aventis	3,319,089	2.2
11,238	Technip S.A.	900,353	0.6
55,075	Total S.A.	2,429,870	1.6
		14,086,968	9.4
	Germany: 11.6%
15,732	BASF AG	959,106	0.6
38,520	Deutsche Bank AG	1,334,765	0.9
31,166	Deutsche Boerse AG	1,576,234	1.1
174,579	Deutsche Telekom AG	2,049,178	1.4
79,735	E.ON AG	1,729,930	1.2
42,349	Hannover Rueckversicheru - Reg	1,914,660	1.3
14,033	K+S AG	734,613	0.5
31,937	Metro AG	1,355,680	0.9
47,188	SAP AG	2,401,026	1.6
35,790	Siemens AG	3,220,032	2.1
		17,275,224	11.6
	Hong Kong: 1.0%
197,500	HongKong Electric Holdings	1,511,056	1.0

	Israel: 1.2%
47,600	Teva Pharmaceutical Industries Ltd. ADR	1,771,672	1.2

	Italy: 3.1%
349,049	Enel S.p.A.	1,540,773	1.0
104,700	ENI S.p.A.	1,841,953	1.3
158,387	Fiat Industrial SpA	1,183,499	0.8
		4,566,225	3.1
	Japan: 22.8%
602,000	Hitachi Ltd.	2,988,368	2.0
501	Inpex Holdings, Inc.	3,076,689	2.1
116,000	JGC Corp.	2,836,696	1.9
110,600	Mitsubishi Corp.	2,251,776	1.5
448,000	Nissan Motor Co., Ltd.	3,963,921	2.7
1,496	NTT DoCoMo, Inc.	2,725,786	1.8
116,100	Omron Corp.	2,280,033	1.5
101,000	Seven & I Holdings Co., Ltd.	2,831,040	1.9
97,100	Sumitomo Mitsui Financial Group, Inc.	2,735,849	1.8
51,100	Takeda Pharmaceutical Co., Ltd.	2,423,584	1.6
133,400	Tokio Marine Holdings, Inc.	3,380,755	2.3
56,700	Tokyo Electron Ltd.	2,571,900	1.7
		34,066,397	22.8
	Luxembourg: 0.4%
39,095	ArcelorMittal	624,611	0.4

	Netherlands: 8.2%
73,734	European Aeronautic Defence and Space Co. NV	2,072,574	1.4
16,803	Nutreco Holding NV	1,049,315	0.7
177,273	Royal Dutch Shell PLC - Class A	5,477,224	3.6
117,331	Unilever NV	3,713,912	2.5
		12,313,025	8.2
	Portugal: 1.1%
534,152	Energias de Portugal S.A.	1,645,178	1.1

	Russia: 0.5%
33,237	MMC Norilsk Nickel ADR	716,231	0.5

	Singapore: 3.5%
240,000	Oversea-Chinese Banking Corp.	1,479,166	1.0
633,000	Singapore Telecommunications Ltd.	1,525,865	1.0
168,000	United Overseas Bank Ltd.	2,160,275	1.5
		5,165,306	3.5
	Sweden: 1.2%
158,546	Swedbank AB	1,750,530	1.2

	Switzerland: 3.0%
81,447	Novartis AG	4,549,768	3.0

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: 18.5%
90,565		BHP Billiton PLC	$2,419,356	1.6
51,100		BP PLC ADR	1,843,177	1.2
51,000		Ensco International PLC ADR	2,061,930	1.4
158,984		GlaxoSmithKline PLC	3,280,660	2.2
284,052		HSBC Holdings PLC	2,175,647	1.5
368,161		J Sainsbury PLC	1,567,660	1.1
1,046,363		Legal & General Group PLC	1,562,771	1.0
166,836		Prudential PLC	1,432,800	1.0
36,838		Rio Tinto PLC	1,633,702	1.1
93,932		Standard Chartered PLC	1,874,042	1.3
1,903,462		Vodafone Group PLC	4,905,774	3.3
120,515		WPP PLC	1,116,275	0.7
135,676		Xstrata PLC	1,713,281	1.1
			27,587,075	18.5
		United States: 1.3%
77,600		Coca-Cola Enterprises, Inc.	1,930,688	1.3
		Total Common Stock
		(Cost $169,936,095)	146,255,931	98.0
SHORT-TERM INVESTMENTS: 8.4%
		Securities Lending Collateral(cc): 8.4%
12,267,489		BNY Mellon Overnight Government Fund(1)	12,267,489	8.2
344,567	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	275,654	0.2

		Total Short-Term Investments
		(Cost $12,612,056)	12,543,143	8.4

		Total Investments in Securities (Cost $182,548,151)*	$158,799,074	106.4
		Liabilities in Excess of Other Assets	(9,483,562)	(6.4)
		Net Assets	$149,315,512	100.0

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	Cost for federal income tax purposes is $183,226,547.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$2,955,360
	Gross Unrealized Depreciation	(27,382,833)
	Net Unrealized depreciation	$(24,427,473)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	6.1%
Consumer Staples	9.7
Energy	11.8
Financials	24.4
Health Care	10.2
Industrials	8.8
Information Technology	7.6
Materials	7.6
Telecommunications	7.5
Utilities	4.3
Short-Term Investments	8.4
Liabilities in Excess of Other Assets	(6.4)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$3,408,184	$—	$3,408,184
Brazil	1,711,340	—	—	1,711,340
Canada	6,741,881	—	—	6,741,881
China	—	1,431,042	—	1,431,042
Denmark	—	1,367,763	—	1,367,763
Finland	—	2,035,767	—	2,035,767
France	—	14,086,968	—	14,086,968
Germany	1,576,234	15,698,990	—	17,275,224
Hong Kong	—	1,511,056	—	1,511,056
Israel	1,771,672	—	—	1,771,672
Italy	—	4,566,225	—	4,566,225
Japan	—	34,066,397	—	34,066,397
Luxembourg	—	624,611	—	624,611
Netherlands	—	12,313,025	—	12,313,025
Portugal	—	1,645,178	—	1,645,178
Russia	—	716,231	—	716,231
Singapore	—	5,165,306	—	5,165,306
Sweden	—	1,750,530	—	1,750,530
Switzerland	—	4,549,768	—	4,549,768
United Kingdom	3,905,107	23,681,968	—	27,587,075
United States	1,930,688	—	—	1,930,688
Total Common Stock	17,636,922	128,619,009	—	146,255,931
Short-Term Investments	12,267,489	—	275,654	12,543,143
Total Investments, at value	$29,904,411	$128,619,009	$275,654	$158,799,074

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$275,654	$—	$—	$—	$—	$—	$—	$—	$275,654
Total Investments, at value	$275,654	$—	$—	$—	$—	$—	$—	$—	$275,654

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 18.4%
164,660		Abercrombie & Fitch Co.	$10,136,470	1.2
372,610	@	Bed Bath & Beyond, Inc.	21,354,279	2.6
171,286		Coach, Inc.	8,877,753	1.1
583,650		Foot Locker, Inc.	11,725,529	1.4
499,870		Harley-Davidson, Inc.	17,160,537	2.1
797,540		International Game Technology	11,588,256	1.4
175,750	@	Liberty Media Corp. - Liberty Starz	11,170,670	1.4
451,750		Macy’s, Inc.	11,890,060	1.5
627,980	L	Regal Entertainment Group	7,372,485	0.9
235,780		Ross Stores, Inc.	18,553,528	2.3
157,530		Weight Watchers International, Inc.	9,176,123	1.1
409,884		Wyndham Worldwide Corp.	11,685,793	1.4
			150,691,483	18.4
		Consumer Staples: 7.7%
630,720		Coca-Cola Enterprises, Inc.	15,692,314	1.9
216,910		Hershey Co.	12,849,748	1.6
104,470		Lorillard, Inc.	11,564,829	1.4
113,520	@	Ralcorp Holdings, Inc.	8,708,119	1.1
221,078		Whole Foods Market, Inc.	14,438,604	1.7
			63,253,614	7.7
		Energy: 8.0%
282,180	@	Cameron International Corp.	11,721,757	1.5
587,110	@	McMoRan Exploration Co.	5,830,002	0.7
148,260		Murphy Oil Corp.	6,547,162	0.8
902,405		Precision Drilling Corp.	7,480,937	0.9
354,710		Range Resources Corp.	20,736,347	2.5
248,500	@	Unit Corp.	9,174,620	1.1
118,870	@	Whiting Petroleum Corp.	4,169,960	0.5
			65,660,785	8.0
		Financials: 8.4%
163,500	L	Digital Realty Trust, Inc.	9,018,660	1.1
717,060		Fifth Third Bancorp.	7,242,306	0.9
89,720	@	IntercontinentalExchange, Inc.	10,610,287	1.3
141,980		Jones Lang LaSalle, Inc.	7,355,984	0.9
419,620		Lazard Ltd.	8,853,982	1.1
256,220		Marsh & McLennan Cos., Inc.	6,800,079	0.8
223,400		T. Rowe Price Group, Inc.	10,671,818	1.3
387,170		UDR, Inc.	8,571,944	1.0
			69,125,060	8.4
		Health Care: 12.6%
190,610	@	Agilent Technologies, Inc.	5,956,563	0.7
292,920		Cardinal Health, Inc.	12,267,490	1.5
163,490		Cooper Cos., Inc.	12,940,233	1.6
323,590	@	Impax Laboratories, Inc.	5,795,497	0.7
188,620	@	Laboratory Corp. of America Holdings	14,910,411	1.8
190,100		Medicis Pharmaceutical Corp.	6,934,848	0.8
94,290		Perrigo Co.	9,156,502	1.1
177,600		St. Jude Medical, Inc.	6,427,344	0.8
172,670	@	Waters Corp.	13,034,858	1.6
239,326	@	Watson Pharmaceuticals, Inc.	16,333,999	2.0
			103,757,745	12.6
		Industrials: 13.4%
165,130		Acuity Brands, Inc.	5,951,285	0.7
345,820	@	Corrections Corp. of America	7,846,656	1.0
252,100		Dover Corp.	11,747,860	1.4
268,100		Equifax, Inc.	8,241,394	1.0
153,647		Gardner Denver, Inc.	9,764,267	1.2
162,235		Nordson Corp.	6,447,219	0.8
261,770		Pall Corp.	11,099,048	1.3
147,410		Regal-Beloit Corp.	6,689,466	0.8
181,832		Roper Industries, Inc.	12,530,043	1.5
166,410	@	TransDigm Group, Inc.	13,590,704	1.7
181,140	@	Verisk Analytics, Inc.	6,298,238	0.8
282,310		Waste Connections, Inc.	9,547,724	1.2
			109,753,904	13.4
		Information Technology: 21.7%
441,870		Analog Devices, Inc.	13,808,438	1.7
293,700	@	Ariba, Inc.	8,138,427	1.0
339,160	@	BMC Software, Inc.	13,078,010	1.6
315,560		Broadcom Corp.	10,504,992	1.3
199,390		Check Point Software Technologies	10,519,816	1.3
244,562	@	Citrix Systems, Inc.	13,335,966	1.6
376,390	@	Intuit, Inc.	17,855,942	2.2
462,620		Jabil Circuit, Inc.	8,230,010	1.0
257,760	@	Lam Research Corp.	9,789,725	1.2
699,440		Marvell Technology Group Ltd.	10,162,863	1.2
297,630	@	Micros Systems, Inc.	13,068,933	1.6
241,594	@	NetApp, Inc.	8,199,700	1.0
613,920	@	QLogic Corp.	7,784,506	0.9
483,350	@	Riverbed Technolgoy, Inc.	9,647,666	1.2
929,370		Western Union Co.	14,210,067	1.7
354,380		Xilinx, Inc.	9,724,187	1.2
			178,059,248	21.7
		Materials: 5.7%
250,060		Albemarle Corp.	10,102,424	1.2
116,670		Cliffs Natural Resources, Inc.	5,970,004	0.7
111,190		Ecolab, Inc.	5,436,079	0.7
362,340		Packaging Corp. of America	8,442,522	1.0
275,170		Sigma-Aldrich Corp.	17,002,754	2.1
			46,953,783	5.7

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Telecommunication Services: 1.4%
333,730	@	SBA Communications Corp.	$11,507,010	1.4
		Total Common Stock
		(Cost $826,567,662)	798,762,632	97.3
SHORT-TERM INVESTMENTS: 4.1%
		Securities Lending Collateral(cc): 2.0%
15,018,781		BNY Mellon Overnight Government Fund(1)	15,018,781	1.8
1,315,745	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,052,596	0.2

		Total Securities Lending Collateral
		(Cost $16,334,526)	16,071,377	2.0

		Mutual Funds: 2.1%
17,317,100		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $17,317,100)	17,317,100	2.1

		Total Short-Term Investments
		(Cost $33,651,626)	33,388,477	4.1

		Total Investments in Securities (Cost $860,219,288)*	$832,151,109	101.4
		Liabilities in Excess of Other Assets	(11,413,941)	(1.4)
		Net Assets	$820,737,168	100.0

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	Cost for federal income tax purposes is $862,849,687.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$60,232,955
	Gross Unrealized Depreciation	(90,931,533)
	Net Unrealized depreciation	$(30,698,578)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$798,762,632	$—	$—	$798,762,632
Short-Term Investments	32,335,881	—	1,052,596	33,388,477
Total Investments, at value	$831,098,513	$—	$1,052,596	$832,151,109

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,052,596	$—	$—	$—	$—	$—	$—	$—	$1,052,596
Total Investments, at value	$1,052,596	$—	$—	$—	$—	$—	$—	$—	$1,052,596

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Smallcap Opportunities Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 15.4%
43,549		Arbitron, Inc.	$1,440,601	0.9
38,136	@	Arctic Cat, Inc.	552,591	0.3
22,200	@	Bally Technologies, Inc.	598,956	0.4
15,800	@	Childrens Place Retail Stores, Inc.	735,174	0.5
84,566		Cinemark Holdings, Inc.	1,596,606	1.0
58,849	@	Collective Brands, Inc.	762,683	0.5
109,009		Cooper Tire & Rubber Co.	1,187,108	0.7
52,000		Finish Line	1,039,480	0.6
23,300		Gildan Activewear, Inc.	602,072	0.4
50,999	@	Hibbett Sporting Goods, Inc.	1,728,356	1.1
52,300	@	Imax Corp.	757,304	0.5
50,200	@	Jack in the Box, Inc.	999,984	0.6
49,751	@	Life Time Fitness, Inc.	1,833,324	1.1
45,328	@	LKQ Corp.	1,095,124	0.7
34,407	@, L	Lumber Liquidators	519,546	0.3
37,900		Monro Muffler, Inc.	1,249,563	0.8
133,172	@	OfficeMax, Inc.	645,884	0.4
37,300		PF Chang’s China Bistro, Inc.	1,016,052	0.6
53,018		Pool Corp.	1,388,011	0.9
96,600	@	Sally Beauty Holdings, Inc.	1,603,560	1.0
251,400	@	Smith & Wesson Holding Corp.	633,528	0.4
25,984	@	Steiner Leisure Ltd.	1,059,368	0.7
61,233	@	Wet Seal, Inc.	274,324	0.2
45,994		Wyndham Worldwide Corp.	1,311,289	0.8
			24,630,488	15.4
		Consumer Staples: 2.1%
33,000		Casey’s General Stores, Inc.	1,440,450	0.9
16,900		Diamond Foods, Inc.	1,348,451	0.8
30,150		Flowers Foods, Inc.	586,719	0.4
			3,375,620	2.1
		Energy: 7.6%
39,700	@	Bill Barrett Corp.	1,438,728	0.9
40,800	@, L	C&J Energy Services, Inc.	670,752	0.4
63,400	@	Carrizo Oil & Gas, Inc.	1,366,270	0.9
29,982	@	Dril-Quip, Inc.	1,616,330	1.0
28,000		HollyFrontier Corp.	734,160	0.5
76,200	@	Key Energy Services, Inc.	723,138	0.4
152,800	@	McMoRan Exploration Co.	1,517,304	0.9
27,500	@	Rosetta Resources, Inc.	941,050	0.6
51,500	@	Swift Energy Co.	1,253,510	0.8
22,800	@	Unit Corp.	841,776	0.5
32,300		World Fuel Services Corp.	1,054,595	0.7
			12,157,613	7.6
		Financials: 8.9%
13,800	@	Affiliated Managers Group, Inc.	1,077,090	0.7
67,250	@	DFC Global Corp.	1,469,413	0.9
17,100	L	Digital Realty Trust, Inc.	943,236	0.6
43,962	@	Ezcorp, Inc.	1,254,675	0.8
298,279		Hersha Hospitality Trust	1,032,045	0.6
19,700		Home Properties, Inc.	1,118,172	0.7
26,962	@	Portfolio Recovery Associates, Inc.	1,677,576	1.0
32,100	@	Signature Bank	1,532,133	1.0
28,253	@	Stifel Financial Corp.	750,400	0.5
33,900	@	SVB Financial Group	1,254,300	0.8
83,200		Tanger Factory Outlet Centers, Inc.	2,164,032	1.3
			14,273,072	8.9
		Health Care: 18.7%
24,700	@	Acorda Therapeutics, Inc.	493,012	0.3
36,700	@	Affymetrix, Inc.	179,830	0.1
56,469	@	Anthera Pharmaceuticals, Inc.	269,357	0.2
29,400	@	Auxilium Pharmaceuticals, Inc.	440,706	0.3
17,200	@	BioMarin Pharmaceuticals, Inc.	548,164	0.3
6,785	@	Bio-Rad Laboratories, Inc.	615,875	0.4
59,854	@	Centene Corp.	1,716,014	1.1
34,600		Chemed Corp.	1,901,616	1.2
23,200	@	Cubist Pharmaceuticals, Inc.	819,424	0.5
24,688	@	Haemonetics Corp.	1,443,754	0.9
68,031	@	Healthsouth Corp.	1,015,703	0.6
43,000	@	Impax Laboratories, Inc.	770,130	0.5
58,600	@, L	Incyte Corp., Ltd.	818,642	0.5
31,100	@	InterMune, Inc.	628,220	0.4
26,670	@	IPC The Hospitalist Co., Inc.	951,852	0.6
23,400	@	Luminex Corp.	518,778	0.3
37,700	@	MedAssets, Inc.	362,297	0.2
39,800	@	Medicines Co.	592,224	0.4
19,005	@	Mednax, Inc.	1,190,473	0.7
52,991		Meridian Bioscience, Inc.	834,078	0.5
58,800	@	Merit Medical Systems, Inc.	772,632	0.5
40,500	@	Momenta Pharmaceuticals, Inc.	465,750	0.3
100,220	@	Nektar Therapeutics	486,067	0.3
23,118	@	Neogen Corp.	802,657	0.5
30,900	@	Omnicell, Inc.	425,802	0.3
31,724	@, L	OncoGenex Pharmaceutical, Inc.	310,895	0.2
36,000	@	Onyx Pharmaceuticals, Inc.	1,080,360	0.7
34,000	@	Optimer Pharmaceuticals, Inc.	470,560	0.3
48,250		Owens & Minor, Inc.	1,374,160	0.9
50,600	@, L	PSS World Medical, Inc.	996,314	0.6

PORTFOLIO OF INVESTMENTS
ING Smallcap Opportunities Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: (continued)
26,500	@	Salix Pharmaceuticals Ltd.	$784,400	0.5
83,595	@, L	Savient Pharmaceuticals, Inc.	342,740	0.2
19,800	@, L	Seattle Genetics, Inc.	377,388	0.2
16,866	@	SonoSite, Inc.	511,714	0.3
37,173		Steris Corp.	1,088,054	0.7
41,600	@	Thoratec Corp.	1,357,824	0.9
32,900		Universal Health Services, Inc.	1,118,600	0.7
39,673	@	Vanda Pharmaceuticals, Inc.	196,381	0.1
127,522	@	Vical, Inc.	316,255	0.2
59,500	@, L	Vivus, Inc.	480,165	0.3
			29,868,867	18.7
		Industrials: 17.6%
76,635		Actuant Corp.	1,513,541	1.0
49,196		Acuity Brands, Inc.	1,773,024	1.1
6,044	@	Advisory Board Co.	390,019	0.2
24,458	@	Allegiant Travel Co.	1,152,706	0.7
34,392	@	Clean Harbors, Inc.	1,764,310	1.1
33,062	@	EnPro Industries, Inc.	981,280	0.6
45,300	@	Genesee & Wyoming, Inc.	2,107,356	1.3
52,900	@	Geo Group, Inc.	981,824	0.6
44,245		Gorman-Rupp Co.	1,092,409	0.7
69,851		Healthcare Services Group	1,127,395	0.7
69,000	@	Hexcel Corp.	1,529,040	1.0
13,900	@	HUB Group, Inc.	392,953	0.2
106,800		Knight Transportation, Inc.	1,421,508	0.9
23,700		Regal-Beloit Corp.	1,075,506	0.7
51,428		Simpson Manufacturing Co., Inc.	1,282,100	0.8
70,604	@	SYKES Enterprises, Inc.	1,055,530	0.7
29,600	@	Teledyne Technologies, Inc.	1,446,256	0.9
30,700		Toro Co.	1,512,589	1.0
62,810	@	TrueBlue, Inc.	711,637	0.4
43,622		Waste Connections, Inc.	1,475,296	0.9
31,900		Watsco, Inc.	1,630,090	1.0
64,090		Woodward Governor Co.	1,756,066	1.1
			28,172,435	17.6
		Information Technology: 23.4%
59,500		Adtran, Inc.	1,574,370	1.0
93,289	@	Advanced Energy Industries, Inc.	804,151	0.5
31,338	@	Ansys, Inc.	1,536,816	1.0
25,700	@	Ariba, Inc.	712,147	0.4
63,800	@	Aruba Networks, Inc.	1,334,058	0.8
113,100	@	Aspen Technology, Inc.	1,727,037	1.1
60,215		Blackbaud, Inc.	1,340,988	0.8
7,300	@, L	Blackboard, Inc.	326,018	0.2
29,900		Cognex Corp.	810,589	0.5
48,138	@	Concur Technologies, Inc.	1,791,696	1.1
50,762	@	DealerTrack Holdings, Inc.	795,441	0.5
95,562	@	Formfactor, Inc.	595,351	0.4
68,100	@	Fortinet, Inc.	1,144,080	0.7
30,300	@	Informatica Corp.	1,240,785	0.8
205,800	@, L	Integrated Device Technology, Inc.	1,059,870	0.7
38,000	@	LogMeIn, Inc.	1,261,980	0.8
40,657	@, L	Meru Networks, Inc.	331,355	0.2
30,689	@	Micros Systems, Inc.	1,347,554	0.8
51,000		MKS Instruments, Inc.	1,107,210	0.7
66,800	@	Monolithic Power Systems, Inc.	680,024	0.4
24,400	@	Multi-Fineline Electronix, Inc.	486,536	0.3
49,013		National Instruments Corp.	1,120,437	0.7
13,400	@	Netlogic Microsystems, Inc.	644,674	0.4
53,800	@	Netscout Systems, Inc.	614,396	0.4
115,500	@	Parametric Technology Corp.	1,776,390	1.1
42,273	@	Plexus Corp.	956,215	0.6
62,300	@	Polycom, Inc.	1,144,451	0.7
45,800	@	Quest Software, Inc.	727,304	0.5
54,700	@	Riverbed Technolgoy, Inc.	1,091,812	0.7
67,200	@	Semtech Corp.	1,417,920	0.9
57,600	@	SolarWinds, Inc.	1,268,352	0.8
82,900	@	SuccessFactors, Inc.	1,905,871	1.2
44,885	@, L	Synaptics, Inc.	1,072,751	0.7
63,200	@	Taleo Corp.	1,625,504	1.0
			37,374,133	23.4
		Materials: 2.9%
37,000		Buckeye Technologies, Inc.	892,070	0.5
86,800		Commercial Metals Co.	825,468	0.5
50,300		HB Fuller Co.	916,466	0.6
22,244		Minerals Technologies, Inc.	1,095,962	0.7
66,200		Worthington Industries	924,814	0.6
			4,654,780	2.9
		Telecommunication Services: 1.2%
87,928		Alaska Communications Systems Group, Inc.	576,808	0.4
37,100	@	SBA Communications Corp.	1,279,208	0.8
			1,856,016	1.2
		Utilities: 0.1%
5,598		Unisource Energy Corp.	202,032	0.1

		Total Common Stock (Cost $170,692,057)	156,565,056	97.9

PORTFOLIO OF INVESTMENTS
ING Smallcap Opportunities Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.5%

32,507		iShares Russell 2000 Growth Index Fund	$2,388,289	1.5

		Total Exchange-Traded Funds
		(Cost $2,816,258)	2,388,289	1.5

		Total Long-Term Investments
		(Cost $173,508,315)	158,953,345	99.4
SHORT-TERM INVESTMENTS: 5.2%
		Securities Lending Collateral(cc): 4.5%
6,870,264		BNY Mellon Overnight Government Fund(1)	6,870,264	4.3
467,298	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	373,839	0.2

		Total Securities Lending Collateral
		(Cost $7,337,563)	7,244,103	4.5

		Mutual Funds: 0.7%
1,062,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,062,000)	1,062,000	0.7

		Total Short-Term Investments
		(Cost $8,399,563)	8,306,103	5.2

		Total Investments in Securities (Cost $181,907,878)*	$167,259,448	104.6
		Liabilities in Excess of Other Assets	(7,374,448)	(4.6)
		Net Assets	$159,885,000	100.0

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

		Cost for federal income tax purposes is $184,669,739.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$9,011,416
		Gross Unrealized Depreciation	(26,421,707)
		Net Unrealized depreciation	$(17,410,291)

PORTFOLIO OF INVESTMENTS
ING Smallcap Opportunities Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$156,565,056	$—	$—	$156,565,056
Exchange-Traded Funds	2,388,289	—	—	2,388,289
Short-Term Investments	7,932,264	—	373,839	8,306,103
Total Investments, at value	$166,885,609	$—	$373,839	$167,259,448

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$373,839	$—	$—	$—	$—	$—	$—	$—	$373,839
Total Investments, at value	$373,839	$—	$—	$—	$—	$—	$—	$—	$373,839

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

Item 2. Controls and Procedures

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N- Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 28, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2011